Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2022 MMBbls Bcf	Dec. 31, 2021 MMBbls Bcf
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	52	40
Extensions & Discoveries	5	0
Improved Recovery & Infill Drilling	2	2
Technical Revisions	(4)	14
Acquisitions	0	0
Dispositions	0	0
Production	(4)	(4)
Change for the year	(2)	13
Ending balance	50	52
Developed	28	32
Undeveloped	22	21
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	10	2
Extensions & Discoveries	1	0
Improved Recovery & Infill Drilling	0	1
Technical Revisions	0	7
Acquisitions	0	2
Dispositions	0	0
Production	(2)	(1)
Change for the year	(1)	9
Ending balance	9	10
Developed	7	7
Undeveloped	2	3
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	220	140
Extensions & Discoveries | Bcf	39	0
Improved Recovery & Infill Drilling | Bcf	5	26
Technical Revisions | Bcf	31	71
Acquisitions | Bcf	0	2
Dispositions | Bcf	0	0
Production | Bcf	(23)	(20)
Change for the year | Bcf	52	81
Ending balance | Bcf	272	220
Developed | Bcf	173	147
Undeveloped | Bcf	99	73
Coal bed methane [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	0
Extensions & Discoveries | Bcf	0
Improved Recovery & Infill Drilling | Bcf	1
Technical Revisions | Bcf	0
Acquisitions | Bcf	0
Dispositions | Bcf	0
Production | Bcf	0
Change for the year | Bcf	1
Ending balance | Bcf	1	0
Developed | Bcf	1
Undeveloped | Bcf	0
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	9	6
Extensions & Discoveries	1	0
Improved Recovery & Infill Drilling	0	1
Technical Revisions	1	2
Acquisitions	0	0
Dispositions	0	0
Production	(1)	(1)
Change for the year	1	3
Ending balance	10	9
Developed	6	5
Undeveloped	4	3
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	108	70
Extensions & Discoveries	13	1
Improved Recovery & Infill Drilling	3	8
Technical Revisions	2	35
Acquisitions	0	2
Dispositions	0	0
Production	(11)	(9)
Change for the year	7	37
Ending balance	115	108
Developed	71	69
Undeveloped	44	39